Merger with Pivotal Investment Corporation II (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Exchange ratio, shares	$ 0.7571895
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate of common stock, shares (in Shares)	1,715,918
Aggregate purchase price (in Dollars)		$ (10)
Common stock, shares authorized (in Shares)	350,000,000	350,000,000	350,000,000
Aggregate principal amount (in Dollars)	$ 11,250,000
XL owned [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Fully-diluted common stock, percentage	75.20%
Merger owned [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Fully-diluted common stock, percentage	24.80%
Subscription Agreement [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Purchase price	$ 10
Aggregate purchase price (in Dollars)	$ 150,000,000
Private Placement Warrants [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Purchase of common stock, shares (in Shares)	4,233,333
Exercise price	$ 11.5
Public Warrants [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Purchase price	$ 11.5
Purchase of common stock, shares (in Shares)	7,666,667
Exercise price	$ 11.5
Pivotal Class A Common Stock [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Common stock, par value	$ 0.0001
Common stock, shares authorized (in Shares)	350,000,000
Pivotal Class B Common Stock [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Common stock, par value	$ 0.0001
PIPE Shares [Member]
Merger with Pivotal Investment Corporation II (Details) [Line Items]
Aggregate of common stock, shares (in Shares)	15,000,000